Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 37,307,867	$ 33,756,941
Restricted cash	83,530,443	59,873,127
Certificate of deposit	5,481,329	33,947,212
Accounts receivable (net of allowance for doubtful accounts of $3,680,803 and $2,886,223 as of December 31, 2024 and December 31, 2023, respectively)	26,462,884	18,951,745
Inventories	51,268,075	61,551,268
Notes receivable	346,202	124,473,111
Other receivables	144,721,398	6,476,542
Prepayments and prepaid expense	4,967,736	1,909,094
Advances to suppliers	562,094	2,609,098
TOTAL CURRENT ASSETS	354,648,028	343,548,138
NON-CURRENT ASSETS
Property, plant and equipment, net	63,503,610	98,803,772
Intangible assets, net	3,893,128	6,395,825
Land use rights, net	2,586,628	2,754,442
Deferred tax assets	6,496,863	814,610
Long-term investment	1,413,065
Goodwill	31,182,116	33,146,682
Other long-term assets	10,173,183	9,993,130
TOTAL NON-CURRENT ASSETS	119,248,593	151,908,461
TOTAL ASSETS	473,896,621	495,456,599
CURRENT LIABILITIES
Accounts payable	25,475,725	28,744,854
Other payables and accrued expenses	8,544,046	7,252,814
Short-term loans	37,528,831	9,072,336
Notes payable	41,620,702	24,071,461
Income tax payable	1,430,612	2,130,083
Other current liabilities	5,794,987	5,402,081
TOTAL CURRENT LIABILITIES	120,394,903	76,673,629
NON-CURRENT LIABILITIES
Long-term loans	5,706,510	8,389,163
Deferred taxes liability	524,903	963,691
Contingent consideration liability		2,693,000
Other long-term liabilities	640,839	227,024
TOTAL NON-CURRENT LIABILITIES	6,872,252	12,272,878
TOTAL LIABILITIES	127,267,155	88,946,507
STOCKHOLDER’S EQUITY
Ordinary Shares, $0.001 par value; 100,000,000 shares authorized; 87,552,800 and 87,532,800 shares issued and 85,475,666 and 87,348,234 outstanding at December 31,2024 and December 31,2023, respectively	87,553	87,533
Less: Treasury stock (2,077,134 shares with average price of $2.11 and 184,566 shares with average price of $2.75 at December 31, 2024 and December 31, 2023, respectively )	(4,385,882)	(507,013)
Additional paid-in capital	463,922,873	457,847,155
Accumulated deficit (the restricted portion is $4,422,033 and $4,422,033 at December 31, 2024 and December 31, 2023, respectively)	(66,828,296)	(16,332,633)
Accumulated other comprehensive loss	(48,097,215)	(36,970,066)
TOTAL KANDI TECHNOLOGIES GROUP, INC. STOCKHOLDERS’ EQUITY	344,699,033	404,124,976
Non-controlling interests	1,930,433	2,385,116
TOTAL STOCKHOLDERS’ EQUITY	346,629,466	406,510,092
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 473,896,621	$ 495,456,599